DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1     DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

(a)  Description of business

GDS Holdings Limited (the “Parent” or “GDS Holdings”) was incorporated in the Cayman Islands on December 1, 2006. GDS Holdings and its consolidated subsidiaries and consolidated variable interest entities (collectively referred to as “the Company”) are principally engaged in providing colocation, managed hosting and managed cloud services in the People’s Republic of China (the “PRC” excluding Taiwan, the Hong Kong Special Administrative Region (the “Hong Kong SAR”) and the Macau Special Administrative Region for the purposes of these consolidated financial statements only), Hong Kong SAR, Singapore and Malaysia. The Company operates its data centers in Hong Kong SAR, Shanghai Municipality, Beijing Municipality, Chongqing Municipality, Jiangsu Province, Guangdong Province, Sichuan Province, Hebei Province and Inner Mongolia of the PRC and serves customers that primarily operate in the cloud, internet and banking industries.

(b)  Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousand.